Label	Element	Value
Document And Entity Information Elements	destra000179_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001492374
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	destra000179
Document Creation Date	dei_DocumentCreationDate	Feb. 06, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb. 06, 2013
Prospectus Date	rr_ProspectusDate	Feb. 06, 2013